SUMMARY OF WARRANT ACTIVITY (Details) - Warrant [Member] - $ / shares	11 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Number of Warrants, Beginning balance
Weighted Average Exercise Price, Ending balance			$ 4.00
Number of Warrants, Issued		500,620
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsIssuedInPeriodWeightedAverageExercisePrice]			4.00	4.00
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Forfeited or Expired
Weighted Average Exercise Price, Forfeited or expired
Number of Warrants, Ending balance			500,620
Weighted Average Remaining Life (in Years)			8 months 12 days	8 months 12 days
Number of Warrants, Ending balance	500,620		500,620
Weighted Average Exercise Price, Ending balance	$ 4.00	$ 4.00	$ 4.00	$ 4.00